MAY 1, 2006
  SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF EACH OF THE LISTED FUNDS

                                  -------------

                              DWS High Income Fund
                            DWS High Income Plus Fund


The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:

A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of each calendar quarter-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.


The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:


DWS California Tax Free Income Fund        DWS Inflation Protected Plus Fund       DWS Short Duration Fund

DWS Core Fixed Income Fund                 DWS Intermediate Tax/AMT Free Fund      DWS Short Duration Plus Fund

DWS Emerging Markets Fixed Income Fund     DWS Managed Municipal Bond Fund         DWS Short-Term Municipal Bond Fund

DWS Global Bond Fund                       DWS Massachusetts Tax-Free Fund         DWS Strategic Income Fund

DWS GNMA Fund                              DWS New York Tax-Free Income Fund       DWS U.S. Government Securities Fund

DWS High Yield Tax Free Fund

--------------------------------------------------------------------------------

A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



                            ONE GLOBAL FORCE. ONE FOCUS. YOU. [DWS SCUDDER Logo]
                                                             Deutsche Bank Group

The following information supplements or replaces similar disclosure in each of the following funds' currently effective prospectuses:

DWS Balanced Fund                       DWS Gold & Precious Metals Fund         DWS Money Market Series
DWS Blue Chip Fund                      DWS Government & Agency Money Fund      DWS Money Market Fund
DWS Capital Growth Fund                 DWS Growth & Income Fund                DWS Pacific Opportunities Equity Fund
DWS Cash Investment Trust               DWS Growth Allocation Fund              DWS Small Cap Core Fund
DWS Commodity Securities Fund           DWS Growth Plus Allocation Fund         DWS Small Cap Growth Fund
DWS Conservative Allocation Fund        DWS Health Care Fund                    DWS Small Cap Value Fund
DWS Dreman Concentrated Value Fund      DWS International Equity Fund           DWS Target 2006 Fund
DWS Dreman Financial Services Fund      DWS International Fund                  DWS Target 2008 Fund
DWS Dreman High Return Equity Fund      DWS International Select Equity Fund    DWS Target 2010 Fund
DWS Dreman Mid Cap Value Fund           DWS Japan Equity Fund                   DWS Target 2011 Fund
DWS Dreman Small Cap Value Fund         DWS Large Cap Value Fund                DWS Target 2012 Fund
DWS Emerging Markets Equity Fund        DWS Large Company Growth Fund           DWS Target 2013 Fund
DWS Enhanced S&P 500 Index Fund         DWS Latin America Equity Fund           DWS Target 2014 Fund
DWS Equity Income Fund                  DWS Lifecycle Long Range Fund           DWS Tax-Exempt Money Fund
DWS Equity Partners Fund                DWS Micro Cap Fund                      DWS Tax Free Money Fund
DWS Europe Equity Fund                  DWS Mid Cap Growth Fund                 DWS U.S. Treasury Money Fund
DWS Global Opportunities Fund           DWS Moderate Allocation Fund            DWS Technology Fund
DWS Global Thematic Fund                                                        DWS Value Builder Fund


--------------------------------------------------------------------------------

A complete list of each fund's portfolio holdings is posted on www.dws-scudder.com as of the month-end on or after the last day of the following month. This posted information generally remains accessible at least until the date on which a fund files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. In addition, each fund's top ten holdings and other information about each fund is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end. Each fund's Statement of Additional Information includes a description of a fund's policies and procedures with respect to the disclosure of a fund's portfolio holdings.



















               Please Retain This Supplement for Future Reference



May 1, 2006